Summary of significant accounting policies and basis of preparation - Change in accounting policy effenct on Balance sheet (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		$ 2,199,381			$ 2,616,773
Lease liabilities		2,384,558	$ 2,587,727		2,587,727
Prepaid expenses and deposits		1,335,620			434,871
Provisions (note 10)		(19,005)			(49,319)
Other liabilities	$ (286,858)			$ (1,567,449)		$ (2,115,891)
Deficit		$ (131,065,492)			$ (111,033,661)
Ifrs16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets			2,616,773
Lease liabilities			2,587,727
Prepaid expenses and deposits			(210,001)
Provisions (note 10)			(49,319)
Other liabilities			(292,055)
Deficit			$ 160,419